INVENTORIES - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories [Line Items]
Capitalized costs	$ 5,694	$ 8,992
Fair valuation adjustment, net	25	984
Carrying value	5,719	9,976
Work in progress [Member] | Bulk cannabis [Member]
Inventories [Line Items]
Capitalized costs	2,224	3,735
Fair valuation adjustment, net	0	0
Carrying value	2,224	3,735
Finished goods [Member] | Packaged dried cannabis [Member]
Inventories [Line Items]
Capitalized costs	2,964	4,667
Fair valuation adjustment, net	25	984
Carrying value	2,989	5,651
Finished goods [Member] | Other products [Member]
Inventories [Line Items]
Capitalized costs	506	590
Fair valuation adjustment, net	0	0
Carrying value	$ 506	$ 590